UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%‡

	Shares	Value
COMMUNICATION SERVICES — 2.4%
Verizon Communications	56,210	$3,341,122

CONSUMER DISCRETIONARY — 7.3%
Home Depot	12,020	2,741,762
Starbucks	24,990	2,119,902
Target	28,580	3,164,949
VF	24,960	2,070,931
		10,097,544
CONSUMER STAPLES — 10.2%
Archer-Daniels-Midland	65,180	2,917,457
Coca-Cola	63,790	3,725,336
Mowi ASA ADR	123,805	2,949,035
Walmart	39,700	4,545,253
		14,137,081
ENERGY — 2.2%
PBF Energy, Cl A	112,160	3,061,968

FINANCIALS — 12.2%
Arthur J Gallagher	22,724	2,330,801
Blackstone Group, Cl A	64,730	3,953,061
First American Financial	34,200	2,119,716
JPMorgan Chase	42,160	5,580,297
Progressive	36,309	2,929,773
		16,913,648
HEALTH CARE — 13.1%
Abbott Laboratories	54,910	4,784,857
CVS Health	46,470	3,151,595
Merck	36,700	3,135,648
Quest Diagnostics	32,089	3,551,290
STERIS	23,440	3,532,174
		18,155,564
INDUSTRIALS — 9.3%
Caterpillar	19,180	2,519,293
Illinois Tool Works	17,840	3,121,643
Rush Enterprises, Cl A	49,422	2,125,146
Timken	47,750	2,508,308

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Union Pacific	14,150	$2,538,793
		12,813,183
INFORMATION TECHNOLOGY — 26.7%
Apple	20,020	6,196,390
Broadcom	8,850	2,700,666
Fidelity National Information Services	26,890	3,863,017
International Business Machines	14,790	2,125,767
Jack Henry & Associates	19,932	2,980,631
Microchip Technology	22,480	2,191,350
Microsoft	51,568	8,778,421
QUALCOMM	26,740	2,281,190
Taiwan Semiconductor Manufacturing ADR	39,920	2,153,285
Texas Instruments	30,480	3,677,412
		36,948,129
MATERIALS — 5.1%
Avery Dennison	30,050	3,943,762
FMC	21,190	2,025,552
Orion Engineered Carbons	66,955	1,051,194
		7,020,508
REAL ESTATE — 4.2%
Alexandria Real Estate Equities †	21,060	3,436,992
Spirit Realty Capital†	44,020	2,323,376
		5,760,368
UTILITIES — 3.5%
NextEra Energy	17,780	4,768,596

TOTAL COMMON STOCK
(Cost $93,766,122)		133,017,711

TOTAL INVESTMENTS— 96.2%
(Cost $93,766,122)		$133,017,711

Percentages are based on Net Assets of $138,308,426.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2020 (Unaudited)

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

WCM-QH-002-1400

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%‡
	Shares	Value
COMMUNICATION SERVICES — 15.0%
Alphabet, Cl A *	1,044	$1,495,822
Charter Communications, Cl A *	1,013	524,187
Facebook, Cl A *	4,890	987,340
T-Mobile US *	5,170	409,412
Walt Disney	1,650	228,212
		3,644,973
CONSUMER DISCRETIONARY — 8.0%
Amazon.com *	665	1,335,799
Home Depot	2,675	610,167
		1,945,966
CONSUMER STAPLES — 3.0%
Constellation Brands, Cl A	2,120	399,196
Walmart	2,850	326,297
		725,493
ENERGY — 2.5%
EOG Resources	3,580	261,018
Marathon Petroleum	6,475	352,887
		613,905
FINANCIALS — 9.2%
Blackstone Group, Cl A	8,370	511,156
Brookfield Asset Management, Cl A	8,270	506,207
Citigroup	4,380	325,916
S&P Global	1,789	525,483
Willis Towers Watson	1,660	350,741
		2,219,503
HEALTH CARE — 12.5%
Boston Scientific *	14,620	612,139
Bristol-Myers Squibb	6,770	426,171
Mettler-Toledo International *	484	366,475
Novartis ADR	4,950	467,825
Thermo Fisher Scientific	1,750	548,083
Vertex Pharmaceuticals*	2,670	606,224
		3,026,917
INDUSTRIALS — 12.4%
AMETEK	3,720	361,398
Caterpillar	2,670	350,704

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Illinois Tool Works	2,045	$357,834
Ingersoll-Rand	3,850	512,936
L3Harris Technologies	2,030	449,300
TransDigm Group	840	540,355
Union Pacific	2,350	421,637
		2,994,164
INFORMATION TECHNOLOGY — 34.3%
Apple	4,376	1,354,416
Applied Materials	7,080	410,569
Broadcom	1,420	433,327
Cisco Systems	10,000	459,700
Fidelity National Information Services	4,340	623,484
Microsoft	6,060	1,031,594
NVIDIA	1,300	307,359
PayPal Holdings *	4,130	470,366
salesforce.com inc *	4,560	831,333
ServiceNow *	1,995	674,769
Splunk *	2,250	349,335
Visa, Cl A	5,030	1,000,819
Workday, Cl A*	2,060	380,338
		8,327,409
REAL ESTATE — 1.5%
Alexandria Real Estate Equities†	2,290	373,728

TOTAL COMMON STOCK
(Cost $14,419,562)		23,872,058

TOTAL INVESTMENTS— 98.4%
(Cost $14,419,562)		$23,872,058

Percentages are based on Net Assets of $24,256,033.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2020 (Unaudited)

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

WCM-QH-001-1800

Item 2.  Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3.  Exhibits.
(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund II

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020